Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 5,740	$ 4,038
Work-in-progress	3,404	2,372
Finished goods	1,544	1,704
Total inventories	10,688	8,114
Balance at beginning of the year	3,635	3,887	$ 3,554
Additional charges/(usage), net	(65)	(252)	341
Written off			(8)
Balance at the end of the year	$ 3,570	$ 3,635	$ 3,887